Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

Note 3 – Fair Value Measurements

Fair value under GAAP is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date.

Fair Value Hierarchy. The following describes the hierarchy of valuation inputs (Levels 1, 2, and 3) used to measure fair value and the primary valuation methodologies used by Northern Trust for financial instruments measured at fair value on a recurring basis. Observable inputs reflect market data obtained from sources independent of the reporting entity; unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. GAAP requires an entity measuring fair value to maximize the use of observable inputs and minimize the use of unobservable inputs and establishes a fair value hierarchy of inputs. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation. Northern Trust’s policy is to recognize transfers into and transfers out of fair value levels as of the end of the reporting period in which the transfer occurred. No transfers between fair value levels occurred during the years ended December 31, 2012 or 2011.

Level 1 – Quoted, active market prices for identical assets or liabilities. Northern Trust’s Level 1 assets are comprised of available for sale investments in U.S. treasury securities.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. Northern Trust’s Level 2 assets include available for sale and trading account securities, the fair values of which are determined by external pricing vendors, or in limited cases internally based on similar securities. Northern Trust reviews the valuation methodology used by external pricing vendors for suitability and performs additional reviews of their valuation techniques and assumptions used for selected securities. Northern Trust also reviews the market values provided by external vendors through a comparison of assigned market values to other third party prices for reasonableness. A price obtained from a vendor may be adjusted if it is found to be sufficiently inconsistent with other market prices.

Level 2 assets and liabilities also include derivative contracts which are valued internally using widely accepted income-based models that incorporate inputs readily observable in actively quoted markets and reflect the contractual terms of the contracts. Observable inputs include foreign exchange rates and interest rates for foreign exchange contracts; credit spreads, default probabilities, and recovery rates for credit default swap contracts; interest rates for interest rate swap contracts and forward contracts; and interest rates and volatility inputs for interest rate option contracts. Northern Trust evaluates the impact of counterparty credit risk and its own credit risk on the valuation of its derivative instruments. Factors considered include the likelihood of default by Northern Trust and its counterparties, the remaining maturities of the instruments, net exposures after giving effect to master netting agreements, available collateral, and other credit enhancements in determining the appropriate fair value of derivative instruments. The resulting valuation adjustments have not been considered material.

Level 3 – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. Northern Trust’s Level 3 assets consist of auction rate securities purchased in 2008 from Northern Trust clients. To estimate the fair value of auction rate securities, for which trading is limited and market prices are generally unavailable, Northern Trust developed and maintains a pricing model that discounts estimated cash flows over their estimated remaining lives. Significant inputs to the model include the contractual terms of the securities, credit risk ratings, discount rates, forward interest rates, credit/liquidity spreads, and Northern Trust’s own assumptions about the estimated remaining lives of the securities. The significant unobservable inputs used in the fair value measurement are Northern Trust’s own assumptions about the estimated remaining lives of the securities and the applicable discount rates. Significant increases (decreases) in the estimated remaining lives or the discount rates in isolation would result in a significantly lower (higher) fair value measurement. Level 3 liabilities consist of acquisition related contingent consideration liabilities. The fair values of these contingent consideration liabilities have been determined using an income-based (discounted cash flow) model that incorporates Northern Trust’s own assumptions about business growth rates and applicable discount rates, which represent unobservable inputs to the model. Significant increases (decreases) in projected growth rates in isolation would result in significantly higher (lower) fair value measurements, while significant increases (decreases) in the discount rate in isolation would result in significantly lower (higher) fair value measurements.

Northern Trust believes its valuation methods for its assets and liabilities carried at fair value are appropriate; however, the use of different methodologies or assumptions, particularly as applied to Level 3 assets and liabilities, could have a material effect on the computation of their estimated fair values.

Management of various businesses and departments of Northern Trust (including Corporate Market Risk, Credit Policy, Corporate Financial Management, and relevant business unit personnel) determine the valuation policies and procedures for Level 3 assets and liabilities. Each business and department represents a component of Northern Trust’s business units, and reports to management of their respective business units. Generally, valuation policies are reviewed by management of each business or department. Fair value measurements are performed upon acquisitions of an asset or liability. As necessary, the valuation models are reviewed by management of the appropriate business or department, and adjusted for changes in inputs. Management of each business or department reviews the inputs in order to substantiate the unobservable inputs used in each fair value measurement. When appropriate, management reviews forecasts used in the valuation process in light of other relevant financial projections to understand any variances between current and previous fair value measurements. In certain circumstances, third party information is used to support the fair value measurements. If certain third party information seems inconsistent with consensus views, a review of the information is performed by management of the respective business or department to conclude as to the appropriate fair value of the asset or liability.

The following presents the fair values of, and the valuation techniques, significant unobservable inputs, and quantitative information used to develop significant unobservable inputs for, Northern Trust’s Level 3 assets and liabilities as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF LIVES AND RATES
Auction Rate Securities	$97.8 million	Discounted Cash Flow	Remaining lives Discount rates	1.8 – 8.6 years 0.3% – 7.7%
Contingent Consideration	$50.1 million	Discounted Cash Flow	Discount rate Business growth rates	10.5% 19% – 35%

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, segregated by fair value hierarchy level.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,784.6	$–	$–	$–	$1,784.6
Obligations of States and Political Subdivisions	–	14.1	–	–	14.1
Government Sponsored Agency	–	18,638.8	–	–	18,638.8
Corporate Debt	–	2,618.4	–	–	2,618.4
Covered Bonds	–	1,748.0	–	–	1,748.0
Supranational Bonds	–	1,060.7	–	–	1,060.7
Residential Mortgage-Backed	–	92.0	–	–	92.0
Other Asset-Backed	–	2,283.9	–	–	2,283.9
Auction Rate	–	–	97.8	–	97.8
Other	–	305.2	–	–	305.2

Total Available for Sale	1,784.6	26,761.1	97.8	–	28,643.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	1,784.6	26,769.1	97.8	–	28,651.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	1,756.6	–	–	1,756.6
Interest Rate Swaps	–	310.3	–	–	310.3

Total Derivatives	–	2,066.9	–	(1,101.1)	965.8

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	1,772.7	–	–	1,772.7
Interest Rate Swaps	–	249.3	–	–	249.3
Credit Default Swaps	–	1.0	–	–	1.0

Total Derivatives	–	2,023.0	–	(1,407.5)	615.5

Contingent Consideration	–	–	50.1	–	50.1

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Covered Bonds	–	754.9	–	–	754.9
Non-U.S. Government	–	173.7	–	–	173.7
Supranational Bonds	–	972.1	–	–	972.1
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	433.5	–	–	433.5

Total Available for Sale	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	0.7	–	–	0.7

Total Derivatives	–	3,426.3	–	(2,243.7)	1,182.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	0.1	–	–	0.1

Total Derivatives	–	3,223.6	–	(2,281.0)	942.6

Contingent Consideration	–	–	56.8	–	56.8

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

The following tables present the changes in Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

LEVEL 3 ASSETS	AUCTION RATE SECURITIES
(In Millions)	2012	2011
Fair Value at January 1	$178.3	$367.8
Total Gains and (Losses):
Included in Earnings(1)	(21.6)	10.7
Included in Other Comprehensive Income(2)	6.4	(19.0)
Purchases, Issuances, Sales, and Settlements:
Sales	(54.7)	(1.5)
Settlements	(10.6)	(179.7)

Fair Value at December 31	$97.8	$178.3

(1) Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Realized gains for the year ended December 31, 2011 of $10.7 million include $10.6 million from redemptions by issuers and $0.1 million from sales of securities. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.

(2) Unrealized losses related to auction rate securities are included in net unrealized gains on securities available for sale, within the consolidated statement of comprehensive income.

LEVEL 3 LIABILITIES	OTHER LIABILITIES
(In Millions)	2012	2011
Fair Value at January 1	$56.8	$23.1
Total (Gains) and Losses:
Included in Earnings(1)	2.0	(0.1)
Included in Other Comprehensive Income(2)	(0.5)	–
Purchases, Issuances, Sales, and Settlements:
Purchases	–	56.9
Settlements	(8.2)	(23.1)

Fair Value at December 31	$50.1	$56.8
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31(1)	$4.8	$(0.1)

(1) Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.

(2) Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

Note: Other liabilities balances in 2012 and 2011 relate to contingent consideration liabilities, as well as a Visa indemnification liability within the 2011 opening and settlement balances. As of December 31, 2011, the Visa indemnification liability had been eliminated in its entirety.

For the years ended December 31, 2012 and 2011, there were no transfers into or out of Level 3 assets or liabilities.

Carrying values of assets and liabilities that are not measured at fair value on a recurring basis may be adjusted to fair value in periods subsequent to their initial recognition, for example, to record an impairment of an asset. GAAP requires entities to separately disclose these subsequent fair value measurements and to classify them under the fair value hierarchy.

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2012
Loans(1)	$–	$–	$35.0	$35.0
Other Real Estate Owned(2)	–	–	2.3	2.3

Total Assets at Fair Value	$–	$–	$37.3	$37.3
December 31, 2011

Loans(1)	$–	$–	$64.3	$64.3
Other Real Estate Owned(2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1

(1) In accordance with Accounting Standard Codification (ASC) Subtopic 310-10, Northern Trust recorded individually impaired loans at fair value and, for the years ended December 31, 2012 and 2011, respectively, reduced by $8.5 million and increased by $11.3 million the level of specific allowances on these loans.

(2) In accordance with ASC Subtopics 310-40 and 360-10, Northern Trust recorded Other Real Estate Owned (OREO) at fair value and subsequently charged $0.8 million and $1.5 million through other operating expenses during the years ended December 31, 2012 and 2011, respectively, to reduce the fair values of these OREO properties.

The fair values of real-estate loan collateral and OREO properties were estimated using a market approach typically supported by third party valuations and property specific fees and taxes, and were subject to adjustments to reflect management’s judgment as to their realizable value. Other loan collateral, typically consisting of accounts receivable, inventory and equipment, is valued using a market approach, adjusted for asset specific characteristics, and in limited instances, third party valuations are used.

The following table provides the fair value of, and the valuation technique, significant unobservable inputs, and quantitative information used to develop the significant unobservable inputs for, Northern Trust’s Level 3 assets that were measured at fair value on a nonrecurring basis as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF DISCOUNTS APPLIED
Loans	$35.0 million	Market Approach	Discount to reflect realizable value	15% – 40%
OREO	$2.3 million	Market Approach	Discount to reflect realizable value	15% – 40%

Fair Value of Financial Instruments. GAAP requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate fair value. It excludes from this requirement nonfinancial assets and liabilities, as well as a wide range of franchise, relationship, and intangible values that add value to Northern Trust. Accordingly, the required fair value disclosures provide only a partial estimate of the fair value of Northern Trust. Financial instruments recorded at fair value on Northern Trust’s consolidated balance sheet are discussed above. The following methods and assumptions were used in estimating the fair values of financial instruments that are not carried at fair value.

Held to Maturity Securities. The fair values of held to maturity securities were modeled by external pricing vendors, or in limited cases internally, using widely accepted models which are based on an income approach that incorporates current market yield curves.

Loans (excluding lease receivables). The fair value of the loan portfolio was estimated using an income approach (discounted cash flow) that incorporates current market rates offered by Northern Trust as of the date of the consolidated financial statements. The fair values of all loans were adjusted to reflect current assessments of loan collectability.

Federal Reserve and Federal Home Loan Bank Stock. The fair values of Federal Reserve and Federal Home Loan Bank stock are equal to their carrying values which represent redemption value.

Community Development Investments. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates current market rates.

Employee Benefit and Deferred Compensation. These assets include U.S. treasury securities and investments in mutual and collective trust funds held to fund certain supplemental employee benefit obligations and deferred compensation plans. Fair values of U.S. treasury securities were determined using quoted, active market prices for identical securities. The fair values of investments in mutual and collective trust funds were valued at the funds’ net asset values based on a market approach.

Savings Certificates and Other Time Deposits. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates currently offered by Northern Trust for deposits with similar maturities.

Senior Notes, Subordinated Debt, and Floating Rate Capital Debt. Fair values were determined using a market approach based on quoted market prices, when available. If quoted market prices were not available, fair values were based on quoted market prices for comparable instruments.

Federal Home Loan Bank Borrowings. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates available to Northern Trust.

Loan Commitments. The fair values of loan commitments represent the estimated costs to terminate or otherwise settle the obligations with a third party adjusted for any related allowance for credit losses.

Standby Letters of Credit. The fair values of standby letters of credit are measured as the amount of unamortized fees on these instruments, inclusive of the related allowance for credit losses. Fees are determined by applying basis points to the principal amounts of the letters of credit.

Financial Instruments Valued at Carrying Value. Due to their short maturity, the carrying values of certain financial instruments approximated their fair values. These financial instruments include cash and due from banks; federal funds sold and securities purchased under agreements to resell, interest-bearing deposits with banks, Federal Reserve deposits and other interest-bearing assets; client security settlement receivables; non-U.S. offices interest-bearing deposits; federal funds purchased; securities sold under agreements to repurchase; and other borrowings (includes term federal funds purchased, and other short-term borrowings). As required by GAAP, the fair values required to be disclosed for demand, noninterest-bearing, savings, and money market deposits must equal the amounts disclosed in the consolidated balance sheet, even though such deposits are typically priced at a premium in banking industry consolidations.

The following tables summarize the fair values of financial instruments.

	DECEMBER 31, 2012
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,752.7	$3,752.7	$3,752.7	$–	$–
Federal Funds Sold and Resell Agreements	60.8	60.8	–	60.8	–
Interest-Bearing Deposits with Banks	18,803.5	18,803.5	–	18,803.5	–
Federal Reserve Deposits and Other Interest-Bearing	7,619.7	7,619.7	–	7,619.7	–
Securities
Available for Sale (Note)	28,643.5	28,643.5	1,784.6	26,761.1	97.8
Held to Maturity	2,382.0	2,394.8	–	2,394.8	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	28,165.4	28,220.2	–	–	28,220.2
Held for Sale	11.7	11.7	–	–	11.7
Client Security Settlement Receivables	2,049.1	2,049.1	–	2,049.1	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6	197.6	–	197.6	–
Community Development Investments	253.2	275.1	–	275.1	–
Employee Benefit and Deferred Compensation	121.3	126.1	86.7	39.4	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$39,221.5	$39,221.5	$39,221.5	$–	$–
Savings Certificates and Other Time	2,466.1	2,476.7	–	2,476.7	–
Non-U.S. Offices Interest-Bearing	39,720.2	39,720.2	–	39,720.2	–
Federal Funds Purchased	780.2	780.2	–	780.2	–
Securities Sold under Agreements to Repurchase	699.8	699.8	–	699.8	–
Other Borrowings	367.4	367.4	–	367.4	–
Senior Notes	2,405.8	2,513.4	–	2,513.4	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4	1,065.3	–	1,065.3	–
Federal Home Loan Bank Borrowings	335.0	345.4	–	345.4	–
Floating Rate Capital Debt	277.0	228.0	–	228.0	–
Other Liabilities
Standby Letters of Credit	60.5	60.5	–	–	60.5
Contingent Consideration	50.1	50.1	–	–	50.1
Loan Commitments	38.9	38.9	–	–	38.9
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.3	$21.3	$–	$21.3	$–
Liabilities	42.3	42.3	–	42.3	–
Interest Rate Swaps
Assets	129.7	129.7	–	129.7	–
Liabilities	75.3	75.3	–	75.3	–
Credit Default Swaps
Liabilities	1.0	1.0	–	1.0	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	1,735.3	1,735.3	–	1,735.3	–
Liabilities	1,730.4	1,730.4	–	1,730.4	–
Interest Rate Swaps
Assets	180.6	180.6	–	180.6	–
Liabilities	174.0	174.0	–	174.0	–

Note: Refer to the table located on page 76 for the disaggregation of available for sale securities.

	DECEMBER 31, 2011
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$4,315.3	$–	$–
Federal Funds Sold and Resell Agreements	121.3	121.3	–	121.3	–
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	–	16,696.4	–
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	–	13,448.6	–
Securities
Available for Sale (Note)	30,192.5	30,192.5	4,029.4	25,984.8	178.3
Held to Maturity	799.2	817.1	–	817.1	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	–	–	27,913.7
Held for Sale	9.3	9.3	–	–	9.3
Client Security Settlement Receivables	778.3	778.3	–	778.3	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	–	172.9	–
Community Development Investments	290.8	319.9	–	319.9	–
Employee Benefit and Deferred Compensation	106.5	117.3	82.4	34.9	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$43,751.2	$43,751.2	$43,751.2	$–	$–
Savings Certificates and Other Time	3,058.3	3,065.5	–	3,065.5	–
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	–	35,868.0	–
Federal Funds Purchased	815.3	815.3	–	815.3	–
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	–	1,198.8	–
Other Borrowings	931.5	931.5	–	931.5	–
Senior Notes	2,126.7	2,197.3	–	2,197.3	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	–	1,040.0	–
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	–	1,082.1	–
Floating Rate Capital Debt	276.9	211.6	–	211.6	–
Other Liabilities
Standby Letters of Credit	61.3	61.3	–	–	61.3
Contingent Consideration	56.8	56.8	–	–	56.8
Loan Commitments	45.5	45.5	–	–	45.5
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$25.2	$25.2	$–	$25.2	$–
Liabilities	31.8	31.8	–	31.8	–
Interest Rate Swaps
Assets	149.6	149.6	–	149.6	–
Liabilities	47.3	47.3	–	47.3	–
Credit Default Swaps
Assets	0.7	0.7	–	0.7	–
Liabilities	0.1	0.1	–	0.1	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	–	3,062.1	–
Liabilities	2,959.8	2,959.8	–	2,959.8	–
Interest Rate Swaps
Assets	188.7	188.7	–	188.7	–
Liabilities	184.6	184.6	–	184.6	–

Note: Refer to the table located on page 77 for the disaggregation of available for sale securities.